Stock-based payment plans - Compensation expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense from share-based payment transactions
Cost of revenue - subscriptions	$ 315	$ 74	$ 78
Cost of revenue - professional services.	207	84	61
Sales and marketing	2,271	917	793
Research and development.	1,263	542	302
General and administration	2,224	1,377	1,123
Total stock-based compensation expense	6,280	2,994	2,357
Stock Options [member]
Expense from share-based payment transactions
Total stock-based compensation expense	2,423	1,587	1,035
Unrecognised compensation expenses	$ 6,300
Period of recognition for unrecognized compensation expense	2 years 3 months 18 days
Employee Warrants (BSPCE) [member]
Expense from share-based payment transactions
Total stock-based compensation expense	$ 329	277	244
Unrecognised compensation expenses	$ 1,000
Period of recognition for unrecognized compensation expense	2 years 2 months 12 days
Warrants (BSA) [member]
Expense from share-based payment transactions
Total stock-based compensation expense	$ 423	112
Unrecognised compensation expenses	$ 200
Period of recognition for unrecognized compensation expense	6 months
Restricted Shares
Expense from share-based payment transactions
Total stock-based compensation expense	$ 1,117	$ 1,018	910
Unrecognised compensation expenses	$ 500
Period of recognition for unrecognized compensation expense	1 year 6 months
Other | Series H preferred shares
Expense from share-based payment transactions
Total stock-based compensation expense			$ 168
Restricted stock units
Expense from share-based payment transactions
Total stock-based compensation expense	$ 1,988
Unrecognised compensation expenses	$ 17,000
Period of recognition for unrecognized compensation expense	3 years 6 months